OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Reconciliation of adjusted segment operating income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Operating income	$ 48.4	$ 537.1
Restructuring, integration and acquisition costs	124.0	15.8
Impairment of goodwill	0.0	37.5
Impairment loss on non-financial assets, COVID-19	103.5	0.0
Income, Government contributions relating to Covid-19	127.4
Defence and Security
Disclosure of operating segments [line items]
Restructuring, integration and acquisition costs		9.7
Operating segments
Disclosure of operating segments [line items]
Operating income	48.4	537.1
Restructuring, integration and acquisition costs	124.0	15.8
Impairment of goodwill	0.0	37.5
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	108.2	0.0
Adjusted segment operating income (loss)	280.6	590.4
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Operating income	6.5	473.3
Restructuring, integration and acquisition costs	76.1	6.1
Impairment of goodwill	0.0	0.0
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	81.7	0.0
Adjusted segment operating income (loss)	164.3	479.4
Operating segments | Defence and Security
Disclosure of operating segments [line items]
Operating income	15.5	104.8
Restructuring, integration and acquisition costs	45.0	9.7
Impairment of goodwill	0.0	0.0
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	26.5	0.0
Adjusted segment operating income (loss)	87.0	114.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
Operating income	26.4	(41.0)
Restructuring, integration and acquisition costs	2.9	0.0
Impairment of goodwill	0.0	37.5
Impairment and other gains and losses incurred in relation to the COVID-19 pandemic	0.0	0.0
Adjusted segment operating income (loss)	$ 29.3	$ (3.5)